Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
August 31, 2025
ISG-NPRT3-1025
1.968341.111
Collateralized Mortgage Obligations - 4.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.3%
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4429% 8/25/2031 (b)(c)	7,914	7,980
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0572% 11/18/2031 (b)(c)	7,848	7,830
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 4/25/2032 (b)(c)	1,598	1,609
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9129% 11/25/2032 (b)(c)	5,711	5,710
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 11/25/2032 (b)(c)	3,273	3,297
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	165,155	167,884
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (d)	58	0
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	126,922	116,993
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	489,458	467,671
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	989,032	874,092
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	179,548	165,562
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	255,319	255,792
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(c)	143,783	143,943
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(c)	214,895	215,762
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(c)	218,167	218,960
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	120,117	120,254
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3929% 6/25/2036 (b)(c)	104,500	105,364
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3829% 3/25/2036 (b)(c)	77,337	78,013
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	22,000	22,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	22,484	23,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2448 Class FT, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/15/2032 (b)(c)	7,302	7,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8572% 11/15/2032 (b)(c)	7,561	7,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0572% 2/15/2032 (b)(c)	4,375	4,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 2/15/2033 (b)(c)	25,437	25,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8572% 3/15/2034 (b)(c)	29,458	29,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	136,694	139,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	14,095	14,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	69,584	63,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	245,782	205,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	110,942	97,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	95,224	85,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	72,239	65,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	370,093	335,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	355,086	345,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	158,296	151,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	154,776	147,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	206,963	201,314
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	430,749	431,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	91,005	90,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(c)	222,111	222,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	190,149	190,371
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (b)(c)(e)	88,237	87,984
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(c)(e)	48,417	48,340
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 12/20/2060 (b)(c)(e)	38,900	38,909
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 2/20/2061 (b)(c)(e)	41,030	41,037
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9317% 2/20/2061 (b)(c)(e)	40,124	40,124
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (b)(c)(e)	37,834	37,843
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(e)	38,901	38,906
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(e)	37,413	37,420
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9717% 6/20/2061 (b)(c)(e)	36,220	36,242
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 10/20/2061 (b)(c)(e)	39,739	39,803
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 11/20/2061 (b)(c)(e)	43,060	43,172
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 1/20/2062 (b)(c)(e)	26,926	26,999
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 1/20/2062 (b)(c)(e)	47,546	47,650
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 3/20/2062 (b)(c)(e)	26,880	26,916
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(c)(e)	87	86
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7217% 5/20/2063 (b)(c)(e)	1,959	1,950
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6417% 4/20/2063 (b)(c)(e)	1,375	1,351
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(e)	10,586	10,290
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.48% 5/20/2066 (b)(c)(e)	48,359	48,243
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8417% 12/20/2062 (b)(c)(e)	3,179	3,164
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	23,792	21,785
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(c)(e)	60,126	59,874
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	394,196	383,795
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 7/20/2037 (b)(c)	21,084	21,044
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9349% 1/20/2038 (b)(c)	5,606	5,589
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.3149% 8/20/2038 (b)(c)	42,498	43,004
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3549% 9/20/2038 (b)(c)	32,045	32,467
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0744% 11/16/2039 (b)(c)	29,296	29,305
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 5.0044% 12/16/2039 (b)(c)	16,522	16,484
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	63,587	62,679
TOTAL UNITED STATES		7,195,207
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,996,158)		7,195,207

Commercial Mortgage Securities - 11.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.9%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	1,414,378	1,408,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	1,020,072	1,014,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	1,133,014	1,122,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	920,657	908,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	1,200,000	1,181,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	300,000	296,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	1,500,000	1,484,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	4,698,141	4,641,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	400,000	396,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	900,000	888,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	402,767	400,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	572,034	566,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	978,561	963,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	3,000,000	2,948,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.891% 4/25/2029 (b)(c)	1,199,082	1,198,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.871% 6/25/2030 (b)(c)	600,000	599,739
TOTAL UNITED STATES		20,019,842
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,987,288)		20,019,842

U.S. Government Agency - Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.3%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.801% 10/1/2035 (b)(c)	2,126	2,170
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	789	810
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	418	427
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	291	299
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	3,662	3,780
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.513% 2/1/2044 (b)(c)	5,307	5,470
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.519% 2/1/2044 (b)(c)	1,500	1,547
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (b)(c)	5,150	5,311
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	3,858	3,980
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.614%, 6.562% 4/1/2044 (b)(c)	8,477	8,759
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (b)(c)	2,734	2,812
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	1,589	1,629
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	512	528
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (b)(c)	520	535
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	9,441	9,735
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	11,755	12,242
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	5,208	5,433
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	7,431	7,687
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (b)(c)	4,140	4,245
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.143%, 6.861% 7/1/2036 (b)(c)	3,968	4,031
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	643	658
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (b)(c)	995	1,014
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.46% 12/1/2032 (b)(c)	28,213	28,815
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	35,129	34,366
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	173,466	160,687
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	20,980	18,445
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	63,682	58,215
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	46,726	45,891
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	234,510	224,305
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	211,645	202,501
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	253,134	242,197
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	31	31
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	138,794	138,582
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (f)	82,043	81,829
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.149% 2/1/2033 (b)(c)	724	734
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 12/1/2034 (b)(c)	897	912
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	796	810
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.545%, 6.17% 4/1/2033 (b)(c)	9,965	10,110
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (b)(c)	695	705
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	479	488
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	6,967	7,275
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	14,860	15,610
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	9,259	9,695
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	18,317	19,172
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	28,589	29,945
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (g)	282,050	291,944
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	206,619	213,738
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	147,664	153,640
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	202,438	209,539
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	12,027	12,592
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,428	2,536
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	22,753	23,829
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	6,846	7,149
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,578	1,646
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,707	2,842
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	19,965	20,910
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	15,892	16,635
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	3,956	4,145
Freddie Mac Gold Pool 3% 10/1/2049	6,114	5,373
Freddie Mac Gold Pool 3% 3/1/2050	11,086	9,736
Freddie Mac Gold Pool 3% 3/1/2052	111,244	97,139
Freddie Mac Gold Pool 3% 4/1/2050	11,166	9,806
Freddie Mac Gold Pool 3.5% 7/1/2032	71,333	70,258
Freddie Mac Gold Pool 5% 9/1/2035	360	365
Freddie Mac Gold Pool 5.5% 9/1/2052 (f)	362,809	368,655
Freddie Mac Gold Pool 6% 12/1/2052	129,671	134,220
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	168,997	177,161
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	168,310	176,335
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (b)(c)	12,303	12,753
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(c)	26,321	27,399
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (b)(c)	6,774	7,039
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	70	71
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	3,424	3,545
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (b)(c)	7,513	7,630
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	15,968	16,309
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	6,026	6,181
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.165% 7/1/2035 (b)(c)	7,615	7,746
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	4,646	4,726
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (b)(c)	5,760	5,891
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.635% 5/1/2037 (b)(c)	1,329	1,366
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	40	42
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(e)	102	101
Ginnie Mae I Pool 6% 6/15/2036	84,326	87,606
Ginnie Mae II Pool 3.5% 2/20/2050	7,610	7,005
Ginnie Mae II Pool 6% 10/1/2055 (h)	1,025,000	1,044,491
Ginnie Mae II Pool 6% 9/1/2055 (h)	2,725,000	2,779,372
Uniform Mortgage Backed Securities 2% 10/1/2055 (h)	450,000	357,363
Uniform Mortgage Backed Securities 2% 9/1/2055 (h)	675,000	535,940
Uniform Mortgage Backed Securities 6% 10/1/2055 (h)	125,000	127,607
Uniform Mortgage Backed Securities 6% 9/1/2055 (h)	425,000	434,231
TOTAL UNITED STATES		8,899,029
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,907,122)		8,899,029

U.S. Treasury Obligations - 78.4%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.85	190,000	184,315
US Treasury Bonds 4.625% 2/15/2055	4.74 to 4.83	650,000	619,531
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.63	255,555	241,875
US Treasury Notes 0.25% 10/31/2025	0.38	220,000	218,578
US Treasury Notes 0.75% 8/31/2026	4.64	4,567,000	4,429,134
US Treasury Notes 1.125% 10/31/2026	1.22	800,000	775,625
US Treasury Notes 1.25% 12/31/2026	1.26	7,119,000	6,888,467
US Treasury Notes 1.5% 1/31/2027	1.67	1,144,000	1,108,831
US Treasury Notes 1.625% 9/30/2026	1.57 to 1.68	552,000	539,213
US Treasury Notes 2.5% 3/31/2027	2.86	14,200,000	13,940,406
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.41	6,310,000	6,205,737
US Treasury Notes 3.5% 9/30/2026	4.03	1,280,000	1,275,250
US Treasury Notes 3.5% 9/30/2029	3.56 to 4.30	11,130,000	11,070,437
US Treasury Notes 3.625% 3/31/2028	3.60	2,250,000	2,251,934
US Treasury Notes 3.625% 5/31/2028	4.00	2,400,000	2,401,969
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.99	4,110,000	4,132,958
US Treasury Notes 3.875% 12/31/2027	3.49 to 4.03	10,479,000	10,542,282
US Treasury Notes 3.875% 3/15/2028	3.88 to 3.98	2,550,000	2,568,129
US Treasury Notes 4% 1/15/2027	4.14	1,050,000	1,053,240
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	380,000	384,513
US Treasury Notes 4% 10/31/2029	3.89 to 3.94	2,320,000	2,351,356
US Treasury Notes 4% 2/29/2028	4.17 to 4.20	3,140,000	3,170,173
US Treasury Notes 4% 5/31/2030	3.96 to 3.97	1,100,000	1,115,254
US Treasury Notes 4% 7/31/2029	3.67 to 3.83	780,000	790,349
US Treasury Notes 4.125% 10/31/2026	4.15	11,930,000	11,968,213
US Treasury Notes 4.125% 10/31/2027	4.16 to 4.24	6,500,000	6,567,793
US Treasury Notes 4.125% 10/31/2029	4.08	1,180,000	1,201,341
US Treasury Notes 4.125% 2/15/2027	4.39 to 4.49	8,140,000	8,182,926
US Treasury Notes 4.125% 3/31/2029	4.22	530,000	539,006
US Treasury Notes 4.125% 3/31/2031	4.71	270,000	274,767
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	1,460,000	1,479,676
US Treasury Notes 4.25% 2/28/2031	4.36	450,000	460,846
US Treasury Notes 4.25% 3/15/2027	4.42	460,000	463,612
US Treasury Notes 4.25% 6/30/2029	3.97 to 4.12	5,430,000	5,549,762
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.23	1,000,000	1,002,031
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	1,549,000	1,595,773
US Treasury Notes 4.375% 12/15/2026	4.43	150,000	151,101
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.50	1,560,000	1,613,381
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.95	1,420,000	1,398,922
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.84	10,612,000	11,012,852
TOTAL U.S. TREASURY OBLIGATIONS (Cost $131,061,161)			131,721,558

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $5,222,836)	4.36	5,221,792	5,222,837

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	440,000	11,199
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/12/2028	4,300,000	134,885
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	490,000	16,947

TOTAL PUT SWAPTIONS			163,031
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	440,000	13,020
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay annually a floating rate based on the US SOFR Index, expiring December 2033	12/12/2028	4,300,000	119,459
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	490,000	17,776

TOTAL CALL SWAPTIONS			150,255
TOTAL PURCHASED SWAPTIONS (Cost $410,671)			313,286

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $172,585,236)	173,371,759
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(5,296,804)
NET ASSETS - 100.0%	168,074,955

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 9/1/2055	(2,350,000)	(2,396,889)
Uniform Mortgage Backed Securities 2% 9/1/2055	(625,000)	(496,240)
Uniform Mortgage Backed Securities 6% 9/1/2055	(250,000)	(255,430)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,148,559)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,136,885)		(3,148,559)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1	12/19/2025	112,516	635	635
CBOT 2Y US Treasury Notes Contracts (United States)	132	12/31/2025	27,533,344	44,734	44,734
CBOT 5Y US Treasury Notes Contracts (United States)	98	12/31/2025	10,731,000	52,071	52,071
CBOT US Treasury Long Bond Contracts (United States)	8	12/19/2025	914,500	7,079	7,079

TOTAL FUTURES CONTRACTS					104,519
The notional amount of futures purchased as a percentage of Net Assets is 23.4%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/17/2030	835,000	12,668	0	12,668
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2035	1,021,000	(18,832)	0	(18,832)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	8,973,000	(79,906)	0	(79,906)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	3,292,000	(16,447)	0	(16,447)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	3,550,000	(37,835)	0	(37,835)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	1,015,000	(7,418)	0	(7,418)
TOTAL INTEREST RATE SWAPS							(147,770)	0	(147,770)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $410,054.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $487,940.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,820,643	44,401,975	51,999,781	326,673	-	-	5,222,837	5,221,792	0.0%
Fidelity Securities Lending Cash Central Fund	11,573,826	34,455,373	46,029,199	831	-	-	-	-	0.0%
Total	24,394,469	78,857,348	98,028,980	327,504	-	-	5,222,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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